Commitments and Contingencies (Details)			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		84 Months Ended	96 Months Ended
	Feb. 12, 2015 USD ($)	Dec. 23, 2013 USD ($)	May 31, 2012	Jul. 31, 2009 item	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Spectrum Investments
Dividend paid to DOC	$ 8,250,000,000				$ 1,500,000,000	$ 1,500,000,000	$ 8,250,000,000	$ 8,250,000,000	$ 2,150,000,000
Auction 1000 [Member]
Spectrum Investments
First phase auction threshold amount						88,400,000,000
Percent of geographic coverage area						90
Minimum upfront deposit from bidder in forward auction bid						5,400,000,000
Dish Network
Spectrum Investments
Payment to acquire certain wireless licenses										$ 5,000,000,000	$ 5,000,000,000
Northstar Wireless or Northstar Spectrum | American III
Spectrum Investments
Non-controlling investments					10,000,000,000	10,000,000,000
Satellite transponder guarantees
Spectrum Investments
Guarantor Obligations, Maximum Exposure, Undiscounted					$ 216,000,000	$ 216,000,000		$ 248,000,000			$ 248,000,000
Hopper litigation | Maximum
Spectrum Investments
Number of days to store HD primetime programs recordings			8 days
Technology Development Licensing
Spectrum Investments
Number of reexamination petitions pending before patent and trademark office | item				2
Do Not Call Litigation
Spectrum Investments
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services						5 years		5 years
Do Not Call Litigation | DISH Network L.L.C.
Spectrum Investments
Claim amount		$ 270,000,000						$ 270,000,000
Lightsquared Harbinger Capital Partners LLC
Spectrum Investments
Business days allowed to terminate existing agreements						3 days
Lightsquared Harbinger Capital Partners LLC | DISH Network L.L.C.
Spectrum Investments
Claim amount								$ 1,500,000,000